Long Term Obligations (Details) - Fair value derivative assumptions	0 Months Ended		6 Months Ended
	May 27, 2011	Dec. 07, 2010	Jun. 30, 2013 Derivative [Member]	Jun. 30, 2012 Derivative [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate			0.03%	0.23%
Remaining contractual term	3 years 6 months	5 years	1 year 149 days	2 years 149 days
Expected volatility			148.74%	112.40%
Dividend yield			0.00%	0.00%